Earnings per share - Narrative (Details) - shares	3 Months Ended			6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Ordinary shares
Disclosure of classes of share capital [line items]
Dilutive instruments not included in diluted earnings per share (in shares)				8,600,000
Potentially dilutive instruments not included in diluted earnings per share (in shares)	300,000	0	0	0	0	0
Warrants
Disclosure of classes of share capital [line items]
Potentially dilutive instruments not included in diluted earnings per share (in shares)				30,735,950
Preference shares
Disclosure of classes of share capital [line items]
Shares excluded from the number of shares outstanding (in shares)				5,900,000